Schedule of Allowance For Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Allowance for credit losses, beginning balance	$ 10,723	$ 21,488
Cumulative effect from adoption of CECL		14,980
Charge-offs
Recoveries
(Benefits) expense	(10,723)	(25,745)
Allowance for credit losses,ending balance		10,723
Loans receivable, individually evaluated for impairment	392,186
Loans receivable, collectively evaluated for impairment		404,577
Loans receivable	392,186	404,577
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment		10,723
Allowance for loan losses		$ 10,723